UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F COVER PAGE

Report for the calendar Year or Quarter Ended: 12/31/2011

Check Here if Amendment [ ]; Amendment Number:
This Amendment (Check only one)
[ ] is a restatement
[ ] adds new holdings entries

Institutional Investment Manager Filing this Report:
Name: PIM Gestion France
Address: c/o Philippe Investment Management, Inc.
		Two Penn Plaza, Suite 1920
 		New York, NY 10121

Form 13F File Number: 28-14505

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this report on Behalf of Reporting Manager:
Name: Patricia Reischour
Title: Treasurer, Philippe Investment Management, Inc.
Phone: 212.991.6224

Signature, Place and Date of Signing:
Patricia Reischour		New York, NY		February 15, 2012

Report Type (Check only one):
[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers.
List of Other Managers Reporting for this Manager:  None
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FORM 13F SUMMARY PAGE

Report Summary

Number of Other Included Managers: None

Form 13F Information Table Entry Total: 45

Form 13F Information Table Value:  (thousands) $337461

List of Other Included Managers: None

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FORM 13F INFORMATION TABLE

                                                          VALUE     SHRS     SH/ PUT/ INVESTMENT   OTHER      VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP    (X$1000)   PRN AMT  PRN CALL DISCRETION MANAGER    SOLE  SHARED NONE
Acacia Resh Corp	      Acacia TCH COM  003881307      620.6   17000   SH        SOLE        NONE     17000
Actuant                       CL A            00508X203    10029.0  442000   SH        SOLE        NONE    442000
Air Prods & Chems Inc         COM             009158106    10606.2  124500   SH        SOLE        NONE    124500
Airgas Inc                    COM             009363102    11165.4  143000   SH        SOLE        NONE    143000
Alexander & Baldwin Inc       COM             014482103    10898.4  267000   SH        SOLE        NONE    267000
Cameron International Corp    COM	      13342B105     1972.5   40100   SH        SOLE        NONE     40100
Citigroup Inc                 COM NEW         172967424    10260.9  390000   SH        SOLE        NONE    390000
Compass Minerals Intl Inc     COM             20451N101     9148.7  136800   SH        SOLE        NONE    136800
Covidien Plc                  SHS             G2554F105     2286.5   50800   SH        SOLE        NONE     50800
Deere & Co                    COM             244199105     9530.0  123200   SH        SOLE        NONE    123200
EMC Corp Mass                 COM             268648102     1415.2  526000   SH        SOLE        NONE    526000
Energy Transfer Equity L P    COM UT LTD PTN  29273V100     1460.9   36000   SH        SOLE        NONE     36000
Exelis Inc                    COM             30162A108     4181.1  462000   SH        SOLE        NONE    462000
Exxon Mobil Corp              COM             30231G102     9764.4  115200   SH        SOLE        NONE    115200
Freeport-McMoran Copper & Go  COM             35671D857     8756.0  238000   SH        SOLE        NONE    238000
Gallagher Arthur J & Co       COM             363576109     9697.6  290000   SH        SOLE        NONE    290000
Genuine Parts Co              COM             372460105    10012.3  163600   SH        SOLE        NONE    163600
Home Depot Inc                COM             437076102     9038.6  215000   SH        SOLE        NONE    215000
Hospira Inc                   COM             441060100     1551.9   51100   SH        SOLE        NONE     51100
Howard Hughes Corp            COM             44267D107     8988.6  203500   SH        SOLE        NONE    203500
Hubbell Inc Cl B              COM             443510201    10363.0  155000   SH        SOLE        NONE    155000
ITT Corp New                  COM             450911201     3456.2  178800   SH        SOLE        NONE    178800
Life Technologies Corp        COM             52317V109    10194.4  262000   SH        SOLE        NONE    262000
Littelfuse Inc                COM             537008104     3266.5   76000   SH        SOLE        NONE     76000
Mettler Toledo International  COM             592688105     5760.7   39000   SH        SOLE        NONE     39000
New York Times Co             CL A            650111107     4011.9  519000   SH        SOLE        NONE    519000
Northern Oil & Gas Inc Nev    COM             665531109     1983.1   82700   SH        SOLE        NONE     82700
Pall Corp                     COM             696429307     8515.4  149000   SH        SOLE        NONE    149000
Patterson Companies Inc       COM             703395103    10078.1  341400   SH        SOLE        NONE    341400
Pentair Inc                   COM             709631105     9054.9  272000   SH        SOLE        NONE    272000
Plum Creek Timber Co. Inc     COM             729251108    10017.4  274000   SH        SOLE        NONE    274000
Regions Financial Corp New    COM             7591EP100     9494.4 2208000   SH        SOLE        NONE   2208000
RPM Intl Inc                  COM             749685103    10654.7  434000   SH        SOLE        NONE    434000
Schein Henry Inc              COM             806407102     7989.3  124000   SH        SOLE        NONE    124000
Senior Hsg Pptys Tr           SH BEN INT      81721M109     9761.4  435000   SH        SOLE        NONE    435000
Sherwin Williams Co           COM             824348106     8837.7   99000   SH        SOLE        NONE     99000
Simpson Manufacturing Co Inc  COM             829073105     9155.5  272000   SH        SOLE        NONE    272000
SPX Corp                      COM             784635104    10969.1  182000   SH        SOLE        NONE    182000
Thermo Fisher Scientific Inc  COM             883556102    11620.4  258400   SH        SOLE        NONE    258400
Urban Outfitters Inc          COM             917047102     8736.5  317000   SH        SOLE        NONE    317000
United Technologies Corp      COM             913017109     1783.4   24400   SH        SOLE        NONE     24400
Weatherford International LT  REG SHS         H27013103     1847.6  126200   SH        SOLE        NONE    126200
Western Un Co                 COM             959802109    10253.0  561500   SH        SOLE        NONE    561500
Williams Cos Inc Del          COM             969457100    10847.1  328500   SH        SOLE        NONE    328500
Xylem Inc                     COM             98419M100     7424.4  289000   SH        SOLE        NONE    289000

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